CREDIT IMPAIRMENT CHARGES AND PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	30 June 2025	30 June 2024
	£m	£m
Credit impairment charges:
Loans and advances to customers	102	33
Recoveries of loans and advances, net of collection costs	10	8
Off-balance sheet credit exposures (See Note 21)	(7)	20
	105	61
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	247	141
Charge for residual value and voluntary termination	1	1
	248	142
	353	203